Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of the beginning and ending balances for convertible loans - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of reconciliation of the beginning and ending balances for convertible loans [Abstract]
Opening balance	$ 3,922,686
Convertible loan extension	145,569
Accrued interest	90,638
Loss on change in fair value of convertible loan	(47,813)	$ 467,383	$ 1,908,830
Conversion of convertible loans	(4,111,080)
Total		$ 3,922,686